Deferred Revenue - Summary of Deferred Revenue Recognized (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred Revenue Disclosure [Abstract]
2016	$ 924,123
2017	60,190
2018	35,398
2019	13,592
Total	$ 1,033,303	$ 1,235,332